AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 17, 2002
 ------------------------------------------------------------------------------

                               FILE NOS. 333-72017
                                    811-09227

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 17 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 44 /X/

               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                      ANGELA M. KING, ESQUIRE
FOLEY & LARDNER                               ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                           3100 SANDERS ROAD
SUITE 500                                     SUITE J5B
WASHINGTON, D.C. 20007                        NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on November 16, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life Insurance Company Separate Account A under deferred variable annuity contracts.


                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of designating a new effective date for Post-Effective Amendment No. 16 to this Registration Statement filed on August 19, 2003. The new effective date is November 16, 2003. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 17th day of October, 2003.


                         ALLSTATE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                                  (REGISTRANT)

                             BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                            By:/s/  Michael J. Velotta
                                    ----------------------------
                                    Michael J. Velotta
                                    Senior Vice President, Secretary and
                                    General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 17th day of October, 2003.

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

*/CASEY J. SYLLA                    Chairman of the Board, President
- -----------------------                    and Director
Casey J. Sylla                               (Principal Executive Officer)


/s/MICHAEL J. VELOTTA               Senior Vice President, Secretary,
- ---------------------                      General Counsel and Director
Michael J. Velotta


*/STEVEN E. SHEBIK                  Senior Vice President, Chief
- ---------------------                      Financial Officer and Director
Steven E. Shebik                             (Principal Financial Officer)


*/ERIC A. SIMONSON                  Senior Vice President, Chief
- ----------------                           Investment Officer and Director
Eric A. Simonson


*/SAMUEL H. PILCH                   Group Vice President and Controller
- ------------------                         (Principal Accounting Officer)
Samuel H. Pilch


*/DAVID A. BIRD                     Senior Vice President and Director
- ----------------------
David A. Bird


*/MARGARET G. DYER                  Senior Vice President and Director
- -----------------
Margaret G. Dyer


*/MARLA G. FRIEDMAN                 Senior Vice President and Director
- -------------------
Marla G. Friedman


*/DANNY L. HALE                     Director
- -----------------
Danny L. Hale


*/EDWARD M. LIDDY                   Director
- ----------------
Edward M. Liddy


*/JOHN C. LOUNDS                    Senior Vice President and Director
- -----------------
John C. Lounds


*/J. KEVIN MCCARTHY                 Senior Vice President and Director
- ----------------
J. Kevin McCarthy


*/ROBERT W. PIKE                    Director
- ----------------
Robert W. Pike


*/KEVIN R. SLAWIN                   Senior Vice President and Director
- ----------------
Kevin R. Slawin


*/THOMAS J. WILSON, II              Director
- -----------------------
Thomas J. Wilson, II


*/ By Michael J. Velotta, pursuant to Power of Attorney previously filed.



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